Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	May 29, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available			€ 2,721,544		€ 3,183,030
Balance outstanding			1,317,829		1,905,355
Revolving credit facility USD
Long-term debt
Maximum amount available		$ 900,000	803,715	$ 900,000	801,139
Balance outstanding				138,700	123,464
Revolving credit facility EUR
Long-term debt
Maximum amount available			600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available		1,170,000	1,044,829	1,230,000	1,094,891
Balance outstanding		$ 1,170,000	1,044,829	$ 1,230,000	1,094,891
EUR term loan 5-year
Long-term debt
Maximum amount available			273,000		287,000
Balance outstanding			€ 273,000		287,000
EUR term loan 3-year
Long-term debt
Maximum amount available					400,000
Balance outstanding					€ 400,000
Repayment of loans	€ 400,000